NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) through its consolidated subsidiary, NB Crossroads Private Markets Fund V (Offshore), Advisory LP. The percentage of the Master Fund’s partners’ capital owned by the TE Advisory Fund at June 30, 2022 was 7.37%. The TE Advisory Fund has included the Master Fund’s schedule of investments as of June 30, 2022, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 29, 2022.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Large-cap Buyout (23.51%)
Advent International GPE IX Limited Partnership	Primary	10/2019-03/2022	North America	$7,447,987	$14,592,548
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	-	17,361
Green Equity Investors, VIII, L.P.	Primary	12/2020-12/2021	North America	9,271,621	9,926,625
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,070	2,037,190
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-06/2022	North America	6,194,210	7,624,680
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	3,380,000
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	4,050,000
KKR European Fund V (USD) SCSp	Primary	01/2020-02/2022	Europe	7,223,120	8,432,521
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	5,546,560
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	3,604,012	8,269,862
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	15,459,711
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,510,302	1,294,023
NB HUB Aggregator LP	Co-Investment	11/2018-12/2021	North America	1,520,046	2,601,257
PAI Strategic Partnerships SCSp	Secondary	12/2019-12/2020	Europe	4,603,878	6,441,844
TPG Healthcare Partners, L.P.	Primary	12/2019-05/2022	North America	364,343	506,017
TPG Partners VIII, L.P.	Primary	12/2019-05/2022	North America	1,990,900	3,133,125
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,338,642
				57,806,924	94,651,966
Small and Mid-cap Buyout (51.54%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	2,287,329	3,932,625
Advent Global Technology Limited Partnership	Primary	03/2020-05/2022	North America	11,220,000	14,557,140
AEA Investors Fund VII, L.P.	Primary	10/2019-06/2022	North America	8,553,241	8,694,108
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-04/2022	North America	10,547,193	12,514,790
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	5,195,371
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	4,795,320
Arsenal Capital Partners Fund V LP	Primary	07/2019-04/2022	North America	10,433,412	12,200,000
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-04/2021	North America	2,559,529	3,000,000
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	578,277	124,770
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	2,800,000
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,087,811	4,028,837
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,295,127	1,445,360
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	5,208,800
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-06/2022	North America	5,407,284	11,480,600
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	2,095,547
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	2,439	289,077
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	2,635,878
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	5,941,621	8,287,305
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	5,756,318
Oak Hill Capital Partners V, L.P.	Primary	12/2020-06/2022	North America	9,489,293	11,425,808
Oakley Capital IV-B SCSP	Primary	05/2019-06/2022	Europe	6,268,871	10,484,448
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	1,658,216
Quadria Capital Fund II, L.P.	Primary	06/2019-06/2022	Asia	8,345,677	8,935,949
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,103,755	9,548,000
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	5,093,530
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,985,878	4,684,369
Solo Brands Inc. (F)	Co-Investment	09/2019-02/2021	North America	360,050	1,331,796
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-06/2022	North America	8,869,117	11,100,425
The Veritas Capital Fund VII, L.P.	Primary	09/2020-04/2022	North America	10,154,633	15,084,336
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,924	11,535,907
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019-11/2021	Europe	1,582,722	6,148,074
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,396,143
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	219,929	19,000
				137,706,442	207,487,847

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Special Situations (9.88%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-04/2022	North America	8,652,001	10,162,336
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	4,527,984	18,114,885
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	578,814	200,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	3,061,212	3,541,021
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-03/2021	North America	49,448	392,805
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,772,445	3,740,000
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	3,514,507	3,644,775
				23,156,411	39,795,822
Venture Capital (14.22%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	13,551,875
GGV Capital VII L.P.	Primary	01/2019-05/2022	North America	3,618,744	5,393,161
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	955,500	1,191,422
GGV Discovery Fund II, L.P.	Primary	01/2019-04/2022	North America	2,405,000	4,892,670
Level Equity Growth Partners IV, L.P.	Primary	11/2018-04/2022	North America	4,752,393	12,142,739
Lightspeed China Partners IV, L.P.	Primary	10/2019-05/2022	Asia	2,075,000	3,072,260
Lightspeed China Partners Select I, L.P.	Primary	04/2019-05/2022	Asia	1,821,922	2,612,033
TA XIII-A, L.P.	Primary	12/2019-05/2022	North America	8,865,562	14,380,081
				28,999,454	57,236,241

Short Term Investments	Cost	Fair Value

Money Market Fund (1.08%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	4,349,504	4,349,504
	4,349,504	4,349,504

Total Investments (cost $252,018,735) (100.23%)		403,521,380
Other Assets & Liabilities (Net) (-0.23%)		(918,370)
Partners' Capital - Net Assets (100.00%)		$402,603,010

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2022 aggregated $247,669,231. Total fair value of illiquid and restricted securities at June 30, 2022 was $399,171,876 or 99.15% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

NB Crossroads Private Markets Fund V Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of June 30, 2022:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$15,459,711	$79,192,255	$94,651,966
Small and Mid-cap Buyout	-	-	23,924,255	183,563,592	207,487,847
Special Situations	-	-	7,384,775	32,411,047	39,795,822
Venture	-	-	-	57,236,241	57,236,241
Money Market Fund	4,349,504	-	-	-	4,349,504
Total	$4,349,504	$-	$46,768,741	$352,403,135	$403,521,380

Significant Unobservable Inputs

As of June 30, 2022, the Master Fund had investments valued at $403,521,380. The fair value of investments valued at $352,403,135 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2022:

			Unobservable Inputs
Investments	Fair Value 06/30/2022	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]

Large-cap Buyout	$15,459,711	Market Approach	LTM EBITDA	20.0x	N/A

Small and Mid-cap Buyout	19,956,581	Market Approach	LTM EBITDA	9.7x - 16.1x	13.0x

Small and Mid-cap Buyout	2,635,878	Market Approach	Liquidity Discount	15%	N/A

Small and Mid-cap Buyout	1,331,796	Recent transactional value	N/A	N/A	N/A

Special Situations	3,644,775	Market Approach	LTM EBITDA	17.8x	N/A

Special Situations	3,740,000	Market Approach	LTM Net Revenue	2.5x	N/A

Total	$46,768,741

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2022 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$667,747

During the period ended June 30, 2022 unrealized depreciation and realized gains from Level 3 investments were $4,773,381 and $667,747, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2022.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2022 is one to nine years, with the possibility of extensions by each of the Portfolio Funds.